Taxes on Income (Details) - Schedule of the domestic and foreign components - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of the Domestic and Foreign Components [Abstract]
Domestic	$ (40,494)	$ (58,092)	$ (15,625)
Foreign
Total	$ (40,494)	$ (58,092)	$ (15,625)